Cash flow statement supplementary information	12 Months Ended
Dec. 31, 2024
Statement of cash flows [abstract]
Cash flow statement supplementary information
23    Cash flow statement supplementary information

Accounting policies
Cash and cash equivalents
Cash and cash equivalents include all cash balances, certain money market funds and short-term highly liquid investments with an original maturity of three months or less that are readily convertible into known amounts of cash. Bank overdrafts are included in borrowings in current liabilities.
Cash flow statements
The cash flow statement is prepared using the indirect method. Cash flows related to interest and tax are included in operating activities. Assets and liabilities acquired as part of a business combination are included in investing activities (net of cash acquired). Dividends paid to shareholders are included in financing activities. Dividends received are included in operating activities.
Cash flows arising from transactions in a foreign currency are translated into the company’s functional currency using the exchange rate at the date of the cash flow. Cash flows from derivative instruments that are accounted for as cash flow hedges are classified in the same category as the cash flows from the hedged items. Cash flows from other derivative instruments are classified as investing cash flows.

Income taxes
Income taxes in 2023 include EUR 2 million of interest related to uncertain tax positions.
Cash paid for leases
In 2024, gross lease payments of EUR 252 million (2023: EUR 271 million; 2022: EUR 316 million) included interest of EUR 37 million (2023: EUR 27 million; 2022: EUR 25 million).
Net cash used for derivatives and current financial assets
In 2024, a total of EUR 38 million cash was received with respect to foreign exchange derivative contracts related to activities for liquidity management and with respect to the purchase and proceeds from current financial assets (2023: EUR 46 million outflow; 2022: EUR 72 million outflow).
Purchase and proceeds from non-current financial assets
In 2024, the net cash outflow is EUR 66 million. In 2023, the net cash outflow is EUR 44 million. In 2022, the net cash outflow is EUR 38 million.
Reconciliation of liabilities arising from financing activities
Certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items, principally because of the effects of translation differences and consolidation changes.
Philips Group
Reconciliation of liabilities arising from financing activities in millions of EUR

	Balance as of December 31, 2023	Cash flow	Currency effects and consolidation changes	Other¹	Balance as of December 31, 2024
Long term debt²	7,567	(53)	107	(74)	7,546
EUR bonds	4,569	340		8	4,917
USD bonds	1,325		83		1,408
Leases	1,074	(192)	24	167	1,073
Forward contracts³	396			(248)	148
Bank borrowings	203	(201)		(1)	1
Other long-term debt
Short term debt²	122	(30)	1		92
Short-term bank borrowings	122	(31)	1		92
Other short-term loans	-	1			1
Equity	(656)	(413)		516	(554)
Dividend payable		(3)		3
Forward contracts³	(394)			251	(143)
Treasury shares⁴	(262)	(410)		262	(411)
Total		(496)
[1]Besides non-cash, other includes interest paid on leases, which is part of cash flows from operating activities
2In this table, current portion of long-term debt is included in long-term debt (and excluded from short-term debt).
[3]The forward contracts are related to the share buyback program and LTI plans
[4]Cash flow in 2024 includes withholding tax for share buyback amounting to EUR 41 million.

Philips Group
Reconciliation of liabilities arising from financing activities in millions of EUR

	Balance as of December 31, 2022	Cash flow	Currency effects and consolidation changes	Other¹	Balance as of December 31, 2023
Long term debt²	8,111	(210)	(96)	(238)	7,567
EUR bonds	4,061	497		11	4,569
USD bonds	1,378		(53)		1,325
Leases	1,082	(200)	(42)	235	1,074
Forward contracts³	858			(462)	396
Bank borrowings	705	(502)			203
Other long-term debt	28	(5)	(1)	(22)
Short term debt²	89	29	3		122
Short-term bank borrowings	89	46	(14)		122
Other short-term loans		(17)	17		-
Equity	(1,133)	(666)		1,143	(656)
Dividend payable		(4)		4
Forward contracts³	(858)			465	(394)
Treasury shares	(275)	(662)		675	(262)
Total		(848)
[1]Besides non-cash, other includes interest paid on finance leases, which is part of cash flows from operating activities
2In this table, current portion of long-term debt is included in long-term debt (and excluded from short-term debt).
[3]The forward contracts are related to the share buyback program and LTI plans
[4]Cash flow in 2023 includes withholding tax for share buyback amounting to EUR 55 million.